Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Cloud Computing Arrangements - Digital insurance platform [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Cloud Computing Arrangements [Line Items]
Other assets	$ 2,966	$ 2,966
Less: accumulated amortization and impairment	(2,966)	(741)
Cloud computing arrangements		$ 2,225